PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER ASSETS
Summary of prepaid expenses and other assets

	December 31, 2025	December 31, 2024(1)
Prepaid expenses and other assets	$119.7	$193.0
Vehicle parts, supplies and inventory	60.9	107.7
	$180.6	$300.7

(1)Comparative figures have not been re-presented.